Lease liabilities - Components of lease (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Lease liabilities.
Current	$ 86,898	$ 87,240	[1]
Non-current	507,008	518,318	[1]
Total lease liabilities	593,906	$ 605,558
Lease payments	$ 100,300

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.